UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03632

Deutsche DWS Tax Free Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
100 Summer Street
Boston, MA 02110-2146
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 05/31

Date of reporting period: 7/1/20-6/30/21

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03632
Reporting Period: 07/01/2020 - 06/30/2021
Deutsche DWS Tax Free Trust

======================== DWS Intermediate Tax-Free Fund ========================

NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y865
Meeting Date: NOV 16, 2020   Meeting Type: Annual
Record Date:  SEP 18, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John K. Nelson           For       Withhold     Management
1.3   Elect Director Terence J. Toth          For       Withhold     Management
1.4   Elect Director Robert L. Young          For       Withhold     Management
1.5   Elect Director William C. Hunter        For       Withhold     Management
1.6   Elect Director Albin F. Moschner        For       Withhold     Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Tax Free Trust

By (Signature and Title) /s/Hepsen Uzcan
                                      Hepsen Uzcan, Chief Executive Officer and President

Date 8/16/21